Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Loss per share from continuing operations — diluted	$ (7.16)	$ (2.75)
Loss per share — diluted	$ (7.16)	$ (3.86)